UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 99.8%
Consumer Discretionary 6.2%
Multiline Retail 0.7%
Macy's, Inc.	1,981,720	48,908,850
Specialty Retail 5.5%
Borders Group, Inc. (a) (b)	3,452,200	31,967,372
Lowe's Companies, Inc.	7,028,320	168,468,830
Staples, Inc. (b)	8,979,600	199,796,100

		400,232,302
Consumer Staples 9.3%
Tobacco
Altria Group, Inc.	6,755,147	494,071,451

Imperial Tobacco Group PLC (ADR)	701,940	64,894,353
UST, Inc. (b)	2,245,171	121,890,334

		680,856,138
Energy 27.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	4,933,640	314,470,214
Apache Corp.	2,482,295	284,744,059
Chevron Corp.	2,766,895	239,779,121
ConocoPhillips (b)	7,427,875	614,359,541
Devon Energy Corp.	3,710,850	381,178,512
EnCana Corp.	35,742	2,723,898
Occidental Petroleum Corp.	1,711,668	132,431,753

		1,969,687,098
Financials 29.6%
Commercial Banks 10.7%
KeyCorp.	7,450,138	164,275,543
PNC Financial Services Group, Inc.	3,152,724	193,671,835
US Bancorp.	4,187,010	134,068,060
Wachovia Corp. (b)	9,377,200	287,129,864

		779,145,302
Diversified Financial Services 7.3%
Bank of America Corp.	8,192,134	325,555,405
CIT Group, Inc.	2,417,955	53,726,960
Citigroup, Inc.	5,326,400	126,288,944
JPMorgan Chase & Co.	527,759	21,453,404

		527,024,713
Insurance 3.2%
Chubb Corp.	2,526,660	128,606,994
Hartford Financial Services Group, Inc.	1,190,980	83,249,502
The Travelers Companies, Inc.	491,760	22,822,582

		234,679,078
Thrifts & Mortgage Finance 8.4%
Fannie Mae (b)	4,666,885	129,039,370
Freddie Mac	7,725,664	194,532,220
Sovereign Bancorp, Inc. (b)	4,128,242	45,534,509
Washington Mutual, Inc. (b)	16,554,135	245,001,198

		614,107,297
Health Care 16.1%
Biotechnology 0.7%
Amgen, Inc.*	1,196,790	54,477,881
Health Care Equipment & Supplies 0.1%
Covidien Ltd.	88,743	3,797,313
Health Care Providers & Services 7.1%
Aetna, Inc.	3,642,480	180,667,008
UnitedHealth Group, Inc.	7,174,130	333,453,562

		514,120,570
Pharmaceuticals 8.2%
Eli Lilly & Co.	1,680,480	84,057,610
Pfizer, Inc.	10,384,818	231,373,745
Wyeth	6,518,310	284,328,682

		599,760,037

Industrials 9.5%
Aerospace & Defense 3.1%
Northrop Grumman Corp.	1,102,080	86,634,509
United Technologies Corp.	2,000,180	141,032,692

		227,667,201
Air Freight & Logistics 1.1%
FedEx Corp.	892,107	78,621,390
Commercial Services & Supplies 0.2%
Corrections Corp. of America*	351,442	9,439,732
Industrial Conglomerates 5.1%
3M Co.	2,658,975	208,463,640
General Electric Co.	4,811,220	159,443,831
Tyco International Ltd.	145,910	5,845,154

		373,752,625
Information Technology 0.0%
Electronic Equipment & Instruments
Tyco Electronics Ltd.	57,861	1,903,627
Materials 0.3%
Chemicals 0.0%
Tronox, Inc. "B"	4,368	19,263
Metals & Mining 0.3%
BHP Billiton Ltd. (ADR) (b)	298,200	21,822,276
Telecommunication Services 1.8%
Diversified Telecommunication Services
Verizon Communications, Inc.	3,593,650	130,521,368

Total Common Stocks (Cost $6,323,627,676)		7,270,544,061
Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 3.69% (c) (d) (Cost $438,763,575)	438,763,575	438,763,575
Cash Equivalents 0.2%
Cash Management QP Trust, 3.89% (c) (Cost $14,568,125)	14,568,125	14,568,125
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,776,959,376) †	106.0	7,723,875,761
Other Assets and Liabilities, Net (b)	(6.0)	(436,901,900)

Net Assets	100.0	7,286,973,861

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $6,788,294,022. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $935,581,739. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,855,320,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $919,738,318.

*		Non-income producing security.
(a)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the three months ended February 29, 2008 with companies which are or were affiliates is as follows:

	Affiliate	Value ($) at 11/30/2007	Purchase Cost ($)	Sales Cost ($)	Realized Gain/Loss ($)	Dividend Income ($)	Shares at 2/29/2008	Value ($) at 2/29/2008
	Borders Group, Inc.	43,733,709	-	652,544	(199,720)	384,549	3,452,200	31,967,372
(b)

All or a portion of these securities were on loan amounting to $405,301,638. In addition, included in other assets and liabilities, net is a pending sale amounting to $12,413, that is also on loan. The value of all securities loaned at February 29, 2008 amounted to $405,314,051 which is 5.6% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 7,723,875,761
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 7,723,875,761

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008